American Century Investments®
Quarterly Portfolio Holdings
Avantis® Inflation Focused Equity ETF (AVIE)
November 30, 2023

Avantis Inflation Focused Equity ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Beverages — 7.7%
Boston Beer Co., Inc., Class A(1)	6	2,129
Brown-Forman Corp., Class A	30	1,807
Brown-Forman Corp., Class B	138	8,106
Celsius Holdings, Inc.(1)	90	4,456
Coca-Cola Co.	1,434	83,803
Coca-Cola Consolidated, Inc.	4	2,938
Constellation Brands, Inc., Class A	62	14,910
Duckhorn Portfolio, Inc.(1)	30	308
Keurig Dr Pepper, Inc.	342	10,797
MGP Ingredients, Inc.	13	1,111
Molson Coors Beverage Co., Class B	144	8,862
Monster Beverage Corp.(1)	360	19,854
National Beverage Corp.(1)	21	998
PepsiCo, Inc.	621	104,508
Vita Coco Co., Inc.(1)	24	673
		265,260
Biotechnology — 9.1%
AbbVie, Inc.	458	65,215
Alkermes PLC(1)	85	2,052
Alnylam Pharmaceuticals, Inc.(1)	47	7,908
Amgen, Inc.	168	45,299
Apellis Pharmaceuticals, Inc.(1)	54	2,909
Biogen, Inc.(1)	59	13,811
BioMarin Pharmaceutical, Inc.(1)	75	6,831
Bridgebio Pharma, Inc.(1)	69	1,981
CRISPR Therapeutics AG(1)(2)	53	3,537
Cytokinetics, Inc.(1)	57	1,908
Denali Therapeutics, Inc.(1)	6	111
Exact Sciences Corp.(1)	45	2,880
Exelixis, Inc.(1)	196	4,275
Gilead Sciences, Inc.	459	35,159
Halozyme Therapeutics, Inc.(1)	87	3,359
Incyte Corp.(1)	81	4,402
Intellia Therapeutics, Inc.(1)	30	889
Ionis Pharmaceuticals, Inc.(1)	84	4,155
Karuna Therapeutics, Inc.(1)	15	2,868
Moderna, Inc.(1)	117	9,091
Mural Oncology PLC(1)	9	31
Natera, Inc.(1)	26	1,455
Neurocrine Biosciences, Inc.(1)	51	5,946
Regeneron Pharmaceuticals, Inc.(1)	33	27,186
Roivant Sciences Ltd.(1)	164	1,568
Sarepta Therapeutics, Inc.(1)	51	4,145
Seagen, Inc.(1)	63	13,432
United Therapeutics Corp.(1)	24	5,760
Vaxcyte, Inc.(1)	25	1,294
Vertex Pharmaceuticals, Inc.(1)	92	32,642
		312,099

Chemicals — 3.4%
AdvanSix, Inc.	18	470
American Vanguard Corp.	33	310
Cabot Corp.	51	3,871
CF Industries Holdings, Inc.	172	12,926
Chemours Co.	219	6,007
Core Molding Technologies, Inc.(1)	15	270
Corteva, Inc.	362	16,362
Dow, Inc.	432	22,356
FMC Corp.	72	3,864
Hawkins, Inc.	18	1,106
Huntsman Corp.	105	2,583
Intrepid Potash, Inc.(1)	9	185
Koppers Holdings, Inc.	26	1,174
Kronos Worldwide, Inc.	30	262
LSB Industries, Inc.(1)	30	257
LyondellBasell Industries NV, Class A	210	19,971
Mativ Holdings, Inc.	33	386
Mosaic Co.	231	8,291
Olin Corp.	119	5,610
Orion SA	73	1,740
PureCycle Technologies, Inc.(1)	123	497
Scotts Miracle-Gro Co.	49	2,727
Trinseo PLC	21	121
Tronox Holdings PLC, Class A	78	994
Westlake Corp.	24	3,081
		115,421
Energy Equipment and Services — 4.3%
Archrock, Inc.	184	2,666
Baker Hughes Co.	593	20,014
Bristow Group, Inc.(1)	27	695
Cactus, Inc., Class A	64	2,719
ChampionX Corp.	203	5,952
Core Laboratories, Inc.	24	425
Diamond Offshore Drilling, Inc.(1)	135	1,737
DMC Global, Inc.(1)	21	335
Dril-Quip, Inc.(1)	39	867
Expro Group Holdings NV(1)	95	1,477
Halliburton Co.	483	17,885
Helix Energy Solutions Group, Inc.(1)	188	1,752
Helmerich & Payne, Inc.	96	3,478
KLX Energy Services Holdings, Inc.(1)	15	143
Liberty Energy, Inc., Class A	177	3,513
Nabors Industries Ltd.(1)	9	781
Newpark Resources, Inc.(1)	47	327
Nine Energy Service, Inc.(1)(2)	21	46
Noble Corp. PLC	97	4,476
NOV, Inc.	336	6,324
Oceaneering International, Inc.(1)	102	2,107
Oil States International, Inc.(1)	35	241
Patterson-UTI Energy, Inc.	374	4,380
ProFrac Holding Corp., Class A(1)	27	218
ProPetro Holding Corp.(1)	118	1,075
RPC, Inc.	94	682

Schlumberger NV	615	32,005
Select Water Solutions, Inc., Class A	48	358
Solaris Oilfield Infrastructure, Inc., Class A	33	282
TechnipFMC PLC	519	10,754
TETRA Technologies, Inc.(1)	120	566
Tidewater, Inc.(1)	60	3,605
Transocean Ltd.(1)	717	4,560
US Silica Holdings, Inc.(1)	75	846
Valaris Ltd.(1)	57	3,910
Weatherford International PLC(1)	71	6,439
		147,640
Financial Services — 5.8%
Berkshire Hathaway, Inc., Class B(1)	546	196,560
Cannae Holdings, Inc.(1)	85	1,527
		198,087
Food Products — 1.5%
Alico, Inc.	12	336
Archer-Daniels-Midland Co.	348	25,658
Bunge Global SA	120	13,184
Darling Ingredients, Inc.(1)	112	4,913
Fresh Del Monte Produce, Inc.	45	1,026
Ingredion, Inc.	57	5,842
		50,959
Health Care Providers and Services — 10.5%
AdaptHealth Corp.(1)	51	432
Cardinal Health, Inc.	183	19,596
Cencora, Inc.	105	21,354
Centene Corp.(1)	300	22,104
Elevance Health, Inc.	103	49,387
HealthEquity, Inc.(1)	51	3,418
Henry Schein, Inc.(1)	54	3,603
Humana, Inc.	78	37,819
McKesson Corp.	69	32,469
Molina Healthcare, Inc.(1)	42	15,353
Owens & Minor, Inc.(1)	58	1,153
Patterson Cos., Inc.	80	2,033
Progyny, Inc.(1)	57	1,959
UnitedHealth Group, Inc.	269	148,749
		359,429
Household Durables — 0.1%
Worthington Industries, Inc.	30	2,151
Household Products — 6.7%
Central Garden & Pet Co.(1)	9	365
Central Garden & Pet Co., Class A(1)	36	1,306
Church & Dwight Co., Inc.	141	13,625
Clorox Co.	108	15,482
Colgate-Palmolive Co.	434	34,186
Kimberly-Clark Corp.	249	30,809
Procter & Gamble Co.	831	127,575
Reynolds Consumer Products, Inc.	45	1,181
Spectrum Brands Holdings, Inc.	27	1,872
WD-40 Co.	12	2,902
		229,303
Insurance — 10.9%
Aflac, Inc.	260	21,505

Allstate Corp.	105	14,476
Ambac Financial Group, Inc.(1)	42	619
American Equity Investment Life Holding Co.(1)	48	2,648
American Financial Group, Inc.	45	5,148
American International Group, Inc.	352	23,165
AMERISAFE, Inc.	12	578
Arch Capital Group Ltd.(1)	228	19,081
Assurant, Inc.	24	4,032
Assured Guaranty Ltd.	30	2,037
Axis Capital Holdings Ltd.	54	3,042
Brighthouse Financial, Inc.(1)	51	2,654
Chubb Ltd.	134	30,744
Cincinnati Financial Corp.	80	8,223
CNA Financial Corp.	12	506
CNO Financial Group, Inc.	51	1,351
Donegal Group, Inc., Class A	21	299
Employers Holdings, Inc.	21	805
Enstar Group Ltd.(1)	3	824
Erie Indemnity Co., Class A	12	3,548
Everest Group Ltd.	24	9,853
F&G Annuities & Life, Inc.	9	367
Fidelity National Financial, Inc.	108	4,843
First American Financial Corp.	45	2,682
Genworth Financial, Inc., Class A(1)	435	2,562
Globe Life, Inc.	54	6,649
Greenlight Capital Re Ltd., A Shares(1)	39	432
Hanover Insurance Group, Inc.	15	1,864
Hartford Financial Services Group, Inc.	198	15,476
Horace Mann Educators Corp.	24	803
James River Group Holdings Ltd.	27	242
Kemper Corp.	41	1,813
Kinsale Capital Group, Inc.	15	5,251
Lemonade, Inc.(1)(2)	18	318
Lincoln National Corp.	57	1,355
Loews Corp.	99	6,959
Markel Group, Inc.(1)	7	10,074
MBIA, Inc.(1)	33	239
Mercury General Corp.	12	447
MetLife, Inc.	239	15,208
National Western Life Group, Inc., Class A	12	5,756
Old Republic International Corp.	192	5,628
Oscar Health, Inc., Class A(1)	63	536
Palomar Holdings, Inc.(1)	18	1,053
Primerica, Inc.	30	6,285
Principal Financial Group, Inc.	127	9,376
ProAssurance Corp.	30	371
Progressive Corp.	228	37,399
Prudential Financial, Inc.	147	14,374
Reinsurance Group of America, Inc.	47	7,664
RenaissanceRe Holdings Ltd.	24	5,145
RLI Corp.	27	3,661
Safety Insurance Group, Inc.	12	923
Selective Insurance Group, Inc.	30	3,051
SiriusPoint Ltd.(1)	66	705

Stewart Information Services Corp.	12	567
Tiptree, Inc.	30	559
Travelers Cos., Inc.	120	21,674
Trupanion, Inc.(1)(2)	12	309
United Fire Group, Inc.	18	376
Universal Insurance Holdings, Inc.	30	509
Unum Group	156	6,708
W R Berkley Corp.	111	8,053
White Mountains Insurance Group Ltd.	1	1,532
		374,936
Metals and Mining — 5.2%
Alcoa Corp.	125	3,357
Alpha Metallurgical Resources, Inc.	13	3,647
Arch Resources, Inc.	15	2,489
ATI, Inc.(1)	129	5,670
Carpenter Technology Corp.	54	3,824
Century Aluminum Co.(1)	51	401
Cleveland-Cliffs, Inc.(1)	506	8,683
Coeur Mining, Inc.(1)	292	891
Commercial Metals Co.	108	4,896
Compass Minerals International, Inc.	37	898
Freeport-McMoRan, Inc.	749	27,953
Gatos Silver, Inc.(1)	50	316
Haynes International, Inc.	15	736
Hecla Mining Co.	472	2,351
Ivanhoe Electric, Inc.(1)	84	954
Kaiser Aluminum Corp.	24	1,404
Materion Corp.	21	2,375
MP Materials Corp.(1)	51	809
Newmont Corp.	520	20,899
Nucor Corp.	189	32,124
Olympic Steel, Inc.	15	848
Piedmont Lithium, Inc.(1)	12	311
Ramaco Resources, Inc., Class A	36	601
Ramaco Resources, Inc., Class B	7	105
Reliance Steel & Aluminum Co.	54	14,864
Royal Gold, Inc.	50	6,090
Ryerson Holding Corp.	32	991
Schnitzer Steel Industries, Inc., Class A	36	923
Steel Dynamics, Inc.	136	16,202
SunCoke Energy, Inc.	127	1,182
TimkenSteel Corp.(1)	43	874
Tredegar Corp.	33	155
United States Steel Corp.	194	6,965
Warrior Met Coal, Inc.	60	3,358
		178,146
Oil, Gas and Consumable Fuels — 22.8%
Antero Midstream Corp.	213	2,837
Antero Resources Corp.(1)	192	4,537
APA Corp.	180	6,480
Ardmore Shipping Corp.	33	449
Berry Corp.	42	302
California Resources Corp.	45	2,304
Callon Petroleum Co.(1)	46	1,438

Centrus Energy Corp., Class A(1)	9	450
Cheniere Energy, Inc.	121	22,040
Chesapeake Energy Corp.	81	6,505
Chevron Corp.	655	94,058
Chord Energy Corp.	27	4,378
Civitas Resources, Inc.	57	3,915
Clean Energy Fuels Corp.(1)	96	347
CNX Resources Corp.(1)	123	2,566
Comstock Resources, Inc.(2)	75	740
ConocoPhillips	500	57,785
CONSOL Energy, Inc.	24	2,560
Coterra Energy, Inc.	501	13,151
Crescent Energy Co., Class A	24	274
CVR Energy, Inc.	24	762
Delek US Holdings, Inc.	48	1,303
Devon Energy Corp.	387	17,403
DHT Holdings, Inc.	102	1,016
Diamondback Energy, Inc.	114	17,603
Dorian LPG Ltd.	30	1,271
DT Midstream, Inc.	57	3,266
EnLink Midstream LLC(1)	159	2,174
EOG Resources, Inc.	286	35,198
EQT Corp.	234	9,351
Equitrans Midstream Corp.	348	3,264
Evolution Petroleum Corp.	26	154
Excelerate Energy, Inc., Class A	15	251
Exxon Mobil Corp.	1,513	155,446
Green Plains, Inc.(1)	39	970
Gulfport Energy Corp.(1)	11	1,507
Hess Corp.	148	20,803
Hess Midstream LP, Class A	27	879
HF Sinclair Corp.	117	6,140
HighPeak Energy, Inc.(2)	15	231
International Seaways, Inc.	36	1,643
Kimbell Royalty Partners LP	36	554
Kinder Morgan, Inc.	750	13,178
Kinetik Holdings, Inc.	9	327
Kosmos Energy Ltd.(1)	399	2,709
Magnolia Oil & Gas Corp., Class A	111	2,387
Marathon Oil Corp.	390	9,918
Marathon Petroleum Corp.	216	32,225
Matador Resources Co.	75	4,341
Murphy Oil Corp.	96	4,106
New Fortress Energy, Inc.(2)	27	1,039
NextDecade Corp.(1)	24	120
Nordic American Tankers Ltd.	156	605
Northern Oil & Gas, Inc.	66	2,470
Occidental Petroleum Corp.	350	20,702
ONEOK, Inc.	226	15,560
Overseas Shipholding Group, Inc., Class A(1)	55	267
Ovintiv, Inc.	153	6,784
Par Pacific Holdings, Inc.(1)	39	1,337
PBF Energy, Inc., Class A	90	3,996
Peabody Energy Corp.	104	2,479

Permian Resources Corp.	171	2,247
Phillips 66	224	28,871
Pioneer Natural Resources Co.	117	27,102
Plains GP Holdings LP, Class A(1)	155	2,505
Range Resources Corp.	186	6,045
REX American Resources Corp.(1)	12	588
SandRidge Energy, Inc.	27	373
Scorpio Tankers, Inc.	39	2,141
SFL Corp. Ltd.	75	852
SilverBow Resources, Inc.(1)	15	477
Sitio Royalties Corp., Class A	63	1,388
SM Energy Co.	87	3,258
Southwestern Energy Co.(1)	870	5,733
Talos Energy, Inc.(1)	57	793
Targa Resources Corp.	126	11,397
Teekay Corp.(1)	87	600
Teekay Tankers Ltd., Class A	18	894
Texas Pacific Land Corp.	4	6,688
Uranium Energy Corp.(1)	96	626
VAALCO Energy, Inc.	80	372
Valero Energy Corp.	201	25,197
Viper Energy, Inc.	42	1,294
Vital Energy, Inc.(1)	12	538
W&T Offshore, Inc.	63	210
Williams Cos., Inc.	520	19,131
World Kinect Corp.	33	694
		782,869
Pharmaceuticals — 9.3%
Bristol-Myers Squibb Co.	519	25,628
Catalent, Inc.(1)	75	2,914
Elanco Animal Health, Inc.(1)	96	1,131
Eli Lilly & Co.	207	122,345
Intra-Cellular Therapies, Inc.(1)	38	2,332
Jazz Pharmaceuticals PLC(1)	21	2,483
Johnson & Johnson	354	54,750
Merck & Co., Inc.	475	48,678
Organon & Co.	103	1,166
Perrigo Co. PLC	49	1,493
Pfizer, Inc.	1,017	30,988
Royalty Pharma PLC, Class A	99	2,680
Viatris, Inc.	414	3,800
Zoetis, Inc.	115	20,317
		320,705
Specialized REITs — 0.7%
PotlatchDeltic Corp.	87	3,988
Rayonier, Inc.	108	3,314
Weyerhaeuser Co.	524	16,427
		23,729
Tobacco — 1.6%
Altria Group, Inc.	86	3,615
Philip Morris International, Inc.	521	48,641
Universal Corp.	18	1,013
Vector Group Ltd.	121	1,296
		54,565
TOTAL COMMON STOCKS (Cost $3,597,769)		3,415,299

SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,055	6,055
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,608	2,608
TOTAL SHORT-TERM INVESTMENTS (Cost $8,663)		8,663
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $3,606,432)		3,423,962
OTHER ASSETS AND LIABILITIES — 0.2%		6,445
TOTAL NET ASSETS — 100.0%		$3,430,407

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,043. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,111, which includes securities collateral of $503.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.